New Accounting Standards	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Standards
Note 4
New Accounting Standards
Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures
In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU)
2023-07,
which becomes effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The standard requires companies to disclose significant segment expenses. The company does not expect the standard to have a material effect on its consolidated financial statements and has begun evaluating disclosure presentation alternatives.
Income Taxes (Topic 740) Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU
2023-09,
which becomes effective for fiscal years beginning after December 15, 2024. The standard requires companies to disclose specific categories in the income tax rate reconciliation table and the amount of income taxes paid per major jurisdiction. The company does not expect the standard to have a material effect on its consolidated financial statements and has begun evaluating disclosure presentation alternatives.